Parent Entity Information - Statement of Comprehensive Income (Loss) of Parent Entity (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	$ (61,434,165)	$ (42,716,625)	$ (39,896,348)
Total comprehensive loss	(47,049,922)	(44,137,816)	(36,303,846)
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	(47,049,922)	(44,253,769)	(36,303,847)
Total comprehensive loss	$ (47,049,922)	$ (44,253,769)	$ (36,303,847)